Expense Example - Innovator Equity Dual Directional 15 Buffer ETF - November - Innovator Equity Dual Directional 15 Buffer ETF - November	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252